SUPPLEMENT DATED JUNE 1, 2010

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE, AND
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

The Universal Institutional Funds, Inc. – Mid Cap Growth Portfolio (the “Portfolio”) was known as the Van Kampen UIF Mid Cap Growth Portfolio.

After the date of this supplement, in marketing materials and other documents the Portfolio will now be referred to as Morgan Stanley UIF Mid Cap Growth Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Protector, Protector II, Accumulator, Survivorship II, SVUL, FVUL 6/2010